Annual Total Returns- Alger Weatherbie Specialized Growth Fund - Z (Class Z Shares) [BarChart] - Class Z Shares - Alger Weatherbie Specialized Growth Fund - AC - Class Z	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(3.74%)	14.43%	32.62%	4.63%	(1.83%)	3.85%	38.39%	(3.88%)	39.62%	57.31%